American Century Investments®
Quarterly Portfolio Holdings
Avantis® All Equity Markets ETF (AVGE)
November 30, 2025

Avantis All Equity Markets ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 69.9%
Avantis Real Estate ETF(2)	367,367	16,395,589
Avantis U.S. Equity ETF	2,568,888	286,302,568
Avantis U.S. Large Cap Value ETF(2)	1,297,087	96,834,030
Avantis U.S. Mid Cap Equity ETF	124,311	8,780,384
Avantis U.S. Mid Cap Value ETF	125,884	8,850,703
Avantis U.S. Small Cap Equity ETF	365,258	21,360,288
Avantis U.S. Small Cap Value ETF	224,889	22,743,024
		461,266,586
International Equity Funds — 30.0%
Avantis Emerging Markets Equity ETF	556,969	42,775,219
Avantis Emerging Markets Small Cap Equity ETF	99,939	6,323,261
Avantis Emerging Markets Value ETF	400,623	23,248,153
Avantis International Equity ETF	901,473	72,974,239
Avantis International Large Cap Value ETF	529,507	36,943,704
Avantis International Small Cap Equity ETF	104,068	7,154,966
Avantis International Small Cap Value ETF	91,631	8,493,277
		197,912,819
TOTAL UNDERLYING FUNDS (Cost $505,222,001)		659,179,405
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	559,079	559,079
State Street Navigator Securities Lending Government Money Market Portfolio(3)	36,600	36,600
TOTAL SHORT-TERM INVESTMENTS (Cost $595,679)		595,679
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $505,817,680)		659,775,084
OTHER ASSETS AND LIABILITIES — 0.0%		(48,491)
TOTAL NET ASSETS — 100.0%		$659,726,593

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $35,786. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $36,600.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of Avantis exchange-traded funds (the underlying funds). The underlying funds represent a broadly diversified basket of equity securities. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended November 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Real Estate ETF(2)	$15,543	$988	$5	$(130)	$16,396	367	$1	$229
Avantis U.S. Equity ETF	258,863	14,187	56	13,309	286,303	2,569	33	694
Avantis U.S. Large Cap Value ETF(2)	86,759	6,242	20	3,853	96,834	1,297	9	220
Avantis U.S. Mid Cap Equity ETF	8,132	485	2	165	8,780	124	1	20
Avantis U.S. Mid Cap Value ETF	8,224	485	2	144	8,851	126	1	20
Avantis U.S. Small Cap Equity ETF	19,676	1,153	5	536	21,360	365	2	63
Avantis U.S. Small Cap Value ETF	21,309	1,150	5	289	22,743	225	2	99
Avantis Emerging Markets Equity ETF	37,603	2,120	9	3,061	42,775	557	5	—
Avantis Emerging Markets Small Cap Equity ETF	5,963	326	2	36	6,323	100	—	—
Avantis Emerging Markets Value ETF	21,212	1,083	6	959	23,248	401	2	—
Avantis International Equity ETF	65,842	3,543	15	3,604	72,974	901	8	—
Avantis International Large Cap Value ETF	33,096	1,769	6	2,085	36,944	530	4	—
Avantis International Small Cap Equity ETF	6,497	351	2	309	7,155	104	1	—
Avantis International Small Cap Value ETF	7,525	348	1	621	8,493	92	1	—
	$596,244	$34,230	$136	$28,841	$659,179	7,758	$70	$1,345
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.